Financial risk management - Derivative Contracts (Details) biological_asset in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) biological_asset	Dec. 31, 2023 USD ($) biological_asset
Disclosure of detailed information about financial instruments [line items]
Quantities (thousands) | biological_asset	56	274
Notional amount	$ 22,970	$ 136,155
Fair Value Asset/ (Liability)	1,012	13,798
(Loss)/Gain	$ 4,272	$ 13,815
Soybean | Futures
Disclosure of detailed information about financial instruments [line items]
Quantities (thousands) | biological_asset	2	3
Notional amount	$ 407	$ 518
Fair Value Asset/ (Liability)	(18)	(9)
(Loss)/Gain	$ (18)	$ (9)
Wheat | Futures
Disclosure of detailed information about financial instruments [line items]
Quantities (thousands) | biological_asset	3	2
Notional amount	$ 697	$ 537
Fair Value Asset/ (Liability)	16	(12)
(Loss)/Gain	$ 16	$ (12)
Sugar | Futures
Disclosure of detailed information about financial instruments [line items]
Quantities (thousands) | biological_asset	46	157
Notional amount	$ 19,357	$ 79,404
Fair Value Asset/ (Liability)	854	8,678
(Loss)/Gain	$ 3,446	$ 8,586
Sugar | OTC
Disclosure of detailed information about financial instruments [line items]
Quantities (thousands) | biological_asset	5	112
Notional amount	$ 2,509	$ 55,696
Fair Value Asset/ (Liability)	160	5,141
(Loss)/Gain	$ 828	$ 5,250